Related party transactions - Schedule of Other Transactions between Related Parties (Details) - Energy solution services - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions - Schedule of Other Transactions between Related Parties (Details) [Line Items]
Related party transactions	¥ 465	¥ 75,150	¥ 0
Shenzhen Yuanwanghechu Technology Co Ltd [Member]
Related party transactions - Schedule of Other Transactions between Related Parties (Details) [Line Items]
Related party transactions	400	74,460	0
Huzhou Zhidianlaile New Energy Technology Co Ltd [Member]
Related party transactions - Schedule of Other Transactions between Related Parties (Details) [Line Items]
Related party transactions	¥ 65	¥ 690	¥ 0